Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Net sales	$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Cost of goods sold	3,304.6	3,270.4	3,227.6	3,120.5	3,288.7	3,004.2	2,987.3	2,861.3	12,923.1	12,141.5	11,438.9
Selling, general and administrative, excluding intangible amortization									1,546.6	1,457.2	1,437.7
Selling, general and administrative intangible amortization									296.6	229.6	211.8
Loss on disposal of assets									10.1	4.8	0.7
Multiemployer pension withdrawals		4.2		180.0					184.2
Land and Development impairments	2.6	1.7		27.6	4.0		42.7		31.9	46.7
Restructuring and other costs	40.3	17.1	31.7	16.3	38.0	59.4	18.3	81.0	105.4	196.7	366.4
Operating profit (loss)									1,187.2	783.2	716.3
Interest expense, net									(293.8)	(222.5)	(212.5)
(Loss) gain on extinguishment of debt	(0.1)	0.9	0.1	(1.0)	(0.1)	2.0	(0.1)		(0.1)	1.8	2.7
Pension and other postretirement non-service income (expense)							(28.7)		95.3	51.8	(286.0)
Other income, net									12.7	11.5	14.4
Equity in income of unconsolidated entities									33.5	39.0	9.7
Gain on sale of HH&B					2.2	190.6				192.8
Income (loss) from continuing operations before income taxes									1,034.8	857.6	244.6
Income tax benefit (expense)	95.4	84.5	18.8	(1,073.2)					874.5	(159.0)	(89.8)
Income from continuing operations									1,909.3	698.6	154.8
Loss from discontinued operations (net of income tax benefit of $0, $0 and $32.3)											(544.7)
Consolidated net income (loss)	280.0	271.3	224.5	1,133.5	195.3	326.6	98.2	78.5	1,909.3	698.6	(389.9)
Less: Net (income) loss attributable to noncontrolling interests									(3.2)	9.6	(6.4)
Net income (loss) attributable to common stockholders	$ 279.6	$ 268.2	$ 223.2	$ 1,135.1	$ 196.1	$ 328.1	$ 103.1	$ 80.9	$ 1,906.1	$ 708.2	$ (396.3)
Basic earnings per share from continuing operations									$ 7.46	$ 2.81	$ 0.60
Basic loss per share from discontinued operations											(2.16)
Basic earnings (loss) per share attributable to common stockholders	$ 1.10	$ 1.05	$ 0.87	$ 4.45	$ 0.77	$ 1.30	$ 0.41	$ 0.32	7.46	2.81	(1.56)
Diluted earnings per share from continuing operations									7.34	2.77	0.59
Diluted loss per share from discontinued operations											(2.13)
Diluted earnings (loss) per share attributable to common stockholders	$ 1.08	$ 1.03	$ 0.86	$ 4.38	$ 0.76	$ 1.29	$ 0.40	$ 0.32	7.34	2.77	(1.54)
Cash dividends paid per share									$ 1.72	$ 1.60	$ 1.50